BORROWINGS - Movements in Borrowings (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash items
At the beginning of the year	$ 3,785,980	$ 6,096,182
Proceeds from borrowings - principal	3,708,904	1,311,677
Payment of borrowings - principal	(2,583,267)	(1,474,844)	$ (654,722)
Proceed from bank overdrafts net of payment	250,788	262,318
Repurchase of Notes	(15,011)	(34,913)
Payment of interests and related expenses	(485,542)	(421,673)
Payment of DFI	(28,809)	(6,341)
Non-cash items
Proceeds from borrowings - principal	1
Issuance costs payable	(794)	(1,364)
Trade payables cancelled with borrowings		30,815	97,699
Accrued interest and other financial cost	381,649	309,129
Foreign currency exchange gains	400,055	(2,220,373)
Currency translation adjustments	22,661	(64,633)
Total Proceeds from borrowings - principal	(3,708,905)
Total cash items	847,063	(363,776)	(135,656)
Total non-cash items	803,572	(1,946,426)	2,046,317
At the end of the period	$ 5,436,615	$ 3,785,980	$ 6,096,182